Document and Entity Information	Mar. 11, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002012839
Document Type	8-K
Document Period End Date	Mar. 11, 2026
Entity Registrant Name	KKR Enhanced US Direct Lending Fund-L Inc.
Entity Incorporation State Country Code	DE
Entity File Number	814-01724
Entity Tax Identification Number	99-6101395
Entity Address, Address Line One	555 California Street
Entity Address, Address Line Two	50th Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	(415)
Local Phone Number	315-3620
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false